Prepaid and Other Current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Net receivable for value added tax (“VAT”)	$ 124,306	$ 107,104
Deposits held by landlords	41,004	25,574
Straight-line revenue receivable	30,784	35,418
Disposition proceeds holdback amounts receivable (Note 4 and 7)	5,323	17,500
Deposits on property and equipment	3,828	3,161
Other current assets	32,864	572
Total other current assets	$ 238,109	$ 189,329